MODERN WOODMEN OF AMERICA

Modern Woodmen of America Variable Annuity Account

Supplement Dated March 21, 2024

to the

Prospectus, Summary Prospectus for New Investors and Updating Summary Prospectus

for

Individual Flexible Premium Deferred Variable Annuity Certificate

(Dated May 1, 2023)

This Supplement provides information regarding the individual flexible premium deferred variable annuity certificate ("Certificate") prospectus, summary prospectus for new investors and updating summary prospectus. Please read this Supplement carefully and retain it with your Certificate prospectuses for future reference.

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-13 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-11 in the updating summary prospectus and the summary prospectus for new investors.

The existing entries for Fidelity® Variable Insurance Products Funds - Fidelity® VIP Balanced Portfolio—Service Class 2, Fidelity® VIP ContrafundSM Portfolio—Initial Class, Fidelity® VIP Energy Portfolio—Service Class 2, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Growth & Income Portfolio—Initial Class, Fidelity® VIP High Income Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2, Fidelity® VIP Overseas Portfolio—Initial Class, and Fidelity® VIP Real Estate Portfolio—Initial Class are deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.69%	-18.19%	6.93%	8.63%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	-26.31%	8.66%	11.43%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.86%	62.87%	6.94%	4.54%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.58%	-24.46%	12.42%	14.81%
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.49%	-4.95%	8.85%	11.58%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.02%	-11.67%	0.86%	2.71%

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.82%	-14.97%	5.68%	9.69%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), FIL Investment Advisors (UK) Limited (FIA (UK)), and FIL Investments (Japan) Limited (FIJ)	0.73%	-24.48%	2.61%	5.74%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	-27.51%	1.70%	5.11%

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If you have any questions regarding this Supplement, please contact your registered representative or our Variable Product Administrative Center toll free at 1-866-628-6776.